Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Schedule of condensed financial information of the parent company - condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	559,373,169	413,317,806	58,214,595
Short-term investments	217,937,726	78,808,890	11,100,000
Short-term amounts due from related parties	868,168,614	687,538,024	96,837,705
Total current assets	1,645,479,509	1,179,664,720	166,152,300
Non-current assets:
Investment in subsidiaries	635,715,140	3,064,040,293	431,561,049
Contractual interests in VIEs and VIEs’ subsidiaries	9,770,421,610	7,456,490,562	1,050,224,731
Total non-current assets	10,406,136,750	10,520,530,855	1,481,785,780
TOTAL ASSETS	12,051,616,259	11,700,195,575	1,647,938,080

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	5,024,052	8,364,603	1,178,130
Short-term amounts due to related parties	3,879,999	3,880,000	546,487
Total current liabilities	8,904,051	12,244,603	1,724,617
Non-current liabilities
Convertible senior notes	—	—	—
Total non-current liabilities	—	—	—
TOTAL LIABILITIES	8,904,051	12,244,603	1,724,617
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,881 shares issued and 168,755,154 shares outstanding, as of December 31, 2022; 656,508,828 shares authorized, 201,304,881 shares issued and 137,109,719 shares outstanding, as of December 31, 2023)	132,052	132,052	18,599
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2022 and 2023)	43,836	43,836	6,174
Treasury shares	(486,954,953)	(899,627,520)	(126,709,886)
Additional paid-in capital	4,036,197,237	4,033,145,746	568,056,697
Accumulated other comprehensive loss	(45,960,186)	(24,130,903)	(3,398,767)
Retained earnings	8,539,254,222	8,578,387,761	1,208,240,646
Total shareholders’ equity	12,042,712,208	11,687,950,972	1,646,213,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,051,616,259	11,700,195,575	1,647,938,080

Schedule of condensed financial information of the parent company - condensed statements of comprehensive income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Share-based compensation expense	(35,344,620)	(24,053,760)	(4,935,782)	(695,190)
General and administrative	(9,973,856)	(26,199,820)	(19,070,062)	(2,685,962)
Interest and investment income, net	(22,506,569)	(13,148,315)	104,687,566	14,744,935
Other non-interest income	4,979,926	11,548,297	28,626,092	4,031,901
Foreign exchange loss, net	352,492	404,232	(545,948)	(76,895)
Income from the repurchase of convertible senior notes	12,046,522	10,028,456	—	—
Share of loss in subsidiaries	(292,443,982)	(121,864,519)	(244,411,613)	(34,424,656)
Contractual interests in VIEs and VIEs’ subsidiaries	931,964,165	(198,678,694)	174,783,286	24,617,711
Net income before income taxes	589,074,078	(361,964,123)	39,133,539	5,511,844
Income tax expense	—	—	—	—
Net income/(loss)	589,074,078	(361,964,123)	39,133,539	5,511,844
Other comprehensive income/(loss)
Foreign currency translation adjustment	(7,577,408)	13,036,988	21,829,283	3,074,590
Total comprehensive income/(loss)	581,496,670	(348,927,135)	60,962,822	8,586,434

Schedule of condensed financial information of the parent company - condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income/(loss)	589,074,078	(361,964,123)	39,133,539	5,511,844
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries	292,443,982	121,864,519	244,411,613	34,424,656
Contractual interests in VIEs and VIEs’ subsidiaries	(931,964,165)	198,678,694	(174,783,286)	(24,617,711)
Share-based compensation expense	35,344,620	24,053,760	4,935,782	695,190
Income from the repurchase of convertible senior notes	(12,046,522)	(10,028,456)	—	—
Accrued interest of convertible senior notes	15,982,460	1,732,915	—	—
Investment income of short-term Investments	4,264,330	67,907,228	138,739,373	19,541,031
Foreign exchange loss net	(352,492)	(404,232)	545,948	76,895
Changes in operating assets and liabilities:
Receivables from related party	(97,924)	—	—	—
Payable to employees	(762)	66,077	405,208	57,072
Other current payables	(4,184,856)	2,937,392	2,935,558	413,465
Net cash (used in)/provided by operating activities	(11,537,251)	44,843,774	256,323,735	36,102,442
Net cash (used in)/provided by investing activities	(132,143,216)	908,576,201	29,180,599	4,110,001
Net cash used in financing activities	(127,088,249)	(834,990,790)	(420,660,054)	(59,248,729)
Effect of exchange rate changes on cash and cash equivalents	15,864,881	(117,327,970)	(10,899,643)	(1,535,182)
Net (decrease)/increase in cash and cash equivalents	(254,903,835)	1,101,215	(146,055,363)	(20,571,468)
Cash and cash equivalents at beginning of the year	813,175,789	558,271,954	559,373,169	78,786,063
Cash and cash equivalents at end of the year	558,271,954	559,373,169	413,317,806	58,214,595